SEGMENT INFORMATION - Reconciliation of Segment Operating Profit (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Operating Segments [Line Items]
Segment operating profit/(loss)	$ 5,755	$ 7,552	$ (5,333)
Consolidated Operating Profit Loss	5,755	7,552	(5,333)
Other operating income	433	1,026	587
Other operating expenses	0	(3)	(7)
Net impairment loss on financial and contract assets	(4,640)	(508)	(220)
Operating profit/(loss)	1,548	8,067	(4,973)
Finance costs	(2,527)	(1,650)	(1,251)
Finance income	205	120	123
Share of loss of associates	(2)	(1)	(1)
Exchange gain/(loss)	679	143	(4,425)
Other income	570	889	671
Other expenses	(9)	(3)	(1)
Profit/(loss) before tax	464	7,565	(9,857)
Segment operating profit/(loss)
Disclosure Of Operating Segments [Line Items]
Segment operating profit/(loss)	8,303	10,645	(2,324)
Net impairment loss on financial and contract assets	(4,640)
Finance income	200	119	122
Corporate expenses and others
Disclosure Of Operating Segments [Line Items]
Segment operating profit/(loss)	(2,548)	(3,093)	(3,009)
Corporate expenses and others	(2,548)	(3,093)	(3,009)
Net impairment loss on financial and contract assets	0
Finance income	5	1	1
Segment reconciling items
Disclosure Of Operating Segments [Line Items]
Other operating income	433	1,026	587
Other operating expenses	0	(3)	(7)
Net impairment loss on financial and contract assets	(4,640)	(508)	(220)
Finance costs	(2,527)	(1,650)	(1,251)
Finance income	205	120	123
Share of loss of associates	(2)	(1)	(1)
Exchange gain/(loss)	679	143	(4,425)
Other income	570	889	671
Other expenses	$ (9)	$ (3)	$ (1)